Related Party Transactions - Summary of ROU Assets And Lease Liabilities Attributable To Related Party Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
ROU Asset	$ 117,882	$ 128,264
Lease Liability	173,227
Finance Leases
Disclosure of transactions between related parties [line items]
ROU Asset	17,633	22,137
Lease Liability	24,122
MVS shareholder | Operating Leases
Disclosure of transactions between related parties [line items]
ROU Asset	5,332	5,849
Lease Liability	5,429	5,907
MVS shareholder | Finance Leases
Disclosure of transactions between related parties [line items]
ROU Asset	583	596
Lease Liability	502	555
MedMar Inc. | Subsidiaries | Operating Leases
Disclosure of transactions between related parties [line items]
ROU Asset	1,294	1,415
Lease Liability	1,345	1,456
MedMar Inc. | Subsidiaries | Finance Leases
Disclosure of transactions between related parties [line items]
ROU Asset	1,729	2,034
Lease Liability	$ 2,210	$ 2,452